SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-4424)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 48	[X]
and

REGISTRATION STATEMENT (NO. 811-4627) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 51	[X]

VANGUARD CONVERTIBLE
SECURITIES FUND
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[x] on April 9, 2012, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,
the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the
Town of Valley Forge and the Commonwealth of Pennsylvania, on the 9th day of April, 2012.
VANGUARD CONVERTIBLE SECURITIES FUND
BY:_____/s/ F. William McNabb III
F. William McNabb III*
Chairman and
Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration
Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/S/ F. WILLIAM MCNABB III*	Chairman and Chief Executive	April 9, 2012
Officer
F. William McNabb
/S/ EMERSON U. FULLWOOD*	Trustee	April 9 2012
Emerson U. Fullwood
/S/ RAJIV L. GUPTA*	Trustee	April 9, 2012
Rajiv L. Gupta
/S/ AMY GUTMANN*	Trustee	April 9 2012
Amy Gutmann
/S/ JOANN HEFFERNAN HEISEN*	Trustee	April 9 2012
JoAnn Heffernan Heisen
/S/ F. JOSEPH LOUGHREY*	Trustee	April 9, 2012
F. Joseph Loughrey
/S/ MARK LOUGHRIDGE*	Trustee	April 9, 2012
Mark Loughridge
/S/ SCOTT C. MALPASS*	Trustee	April 9, 2012
Scott C. Malpass
/S/ ANDRÉ F. PEROLD*	Trustee	April 9, 2012
André F. Perold
/S/ ALFRED M. RANKIN, JR.*	Trustee	April 9, 2012
Alfred M. Rankin, Jr.
/S/ PETER F. VOLANAKIS*	Trustee	April 9, 2012
Peter F. Volanakis
/S/ THOMAS J. HIGGINS*	Chief Financial Officer	April 9, 2012
Thomas J. Higgins

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated
by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE